Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Balance Sheet) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 2,841	$ 2,684
Non-current assets	6,823	6,489
Current liabilities	2,177	1,761
Non-current liabilities	3,399	3,351
Equity	4,088	4,061	$ 3,915	$ 2,930
Sales	5,043	5,271	5,556
Operating income	202	756	1,519
Depreciation and amortization	579	433	420
Net income (loss)	24	481	1,235
Total comprehensive income (loss)	138	409	1,135
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	149	151
Non-current assets	400	346
Current liabilities	(189)	(150)
Non-current liabilities	(76)	(103)
Equity	(284)	(244)
Sales	359	349	387
Operating income	29	23	0
Depreciation and amortization	37	41	34
Operating income before depreciation and amortization	66	64	34
Net income (loss)	23	11	(13)
Total comprehensive income (loss)	$ 40	$ 8	$ 3